Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Schedule of Proforma Information

First Citizens Banc Corp and TCNB Financial Corp

Pro Forma Selected Balance Sheet Items (unaudited)

	2014	2013

ASSETS
Cash and due from financial institutions	$22,898	$27,481
Securities available for sale	205,819	208,082
Loans, net of allowance	978,802	921,597
Premises and equipment, net	16,285	18,317

LIABILITIES
Total deposits	1,059,286	1,032,755
Federal Home Loan Bank advances	62,589	37,726
Securities sold under agreements to repurchase	21,613	20,053
Subordinated debentures	29,427	29,427

SHAREHOLDERS’ EQUITY
Total shareholders’ equity	114,548	126,294

First Citizens Banc Corp and TCNB Financial Corp

Pro Forma Condensed Income Statement (unaudited)

	2014	2013
Total interest and dividend income	50,597	49,668
Total interest expense	4,440	5,280

Net interest income	46,157	44,388
Provision for loan losses	1,535	1,180

Net interest income after provision for loan losses	44,622	43,208
Total noninterest income	14,316	12,506
Total noninterest expense	45,220	46,833

Income before income taxes	13,718	8,881
Income taxes	3,483	1,710

Net income	10,235	7,171
Preferred stock dividends and discount accretion	1,873	1,159

Net income available to common shareholders	$8,362	$6,012
Earnings per common share, basic	$1.08	$0.78
Earnings per common share, diluted	$0.91	$0.77